Employee Purchased Shares (Detail) - $ / shares shares in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Shares purchased	5	6	6
Average price per share	$ 382.92	$ 385.1	$ 339.46